Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
One-time expenses		$ 684
One-time income	$ 211	$ 0	$ 0
BARDA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	56.00%	51.00%	76.00%
Vericel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	4.00%	28.00%
MTEC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	10.00%	2.80%
Other Customer Contributed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
One-time expenses		$ 205